Commitments - Committed Amounts Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 125,664	$ 194,641
Amounts payable within 12 months of balance date
Committed Amounts Payable [Abstract]
Contractual capital commitments		194,641
Amounts payable within 12 months of balance date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	78,797	77,659
Amounts payable within 12 months of balance date | Mining hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	46,217	116,982
Amounts payable after 12 months of balance date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	650	0
Amounts payable after 12 months of balance date | Mining hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 0	$ 0